Organization and Principal Activities	12 Months Ended
Aug. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization

Happy City Holdings Limited (the “Company”) is a limited liability company established under the laws of the British Virgin Islands on July 4, 2024. It is a holding company with no business operation.

The Company owns 100% equity interest of (i) A-One President Limited, a limited liability company established in Hong Kong on January 24, 2020; (ii) Topwell Gold Limited, a limited liability company established in Hong Kong on October 18, 2019; (iii) Million Great International Limited, a limited liability company established in Hong Kong on June 18, 2021 and (iv) Happy City Ventures Pte. Ltd., a private company limited by shares established in Singapore on August 29, 2024. The Company has acquired 100% shareholdings of two new subsidiaries incorporated in Hong Kong: (1) East Harmony Limited is acquired from an independent third party at a consideration of $0.13 (equivalent to HK$1) on October 25, 2024. (2) Asia Virtue Limited is acquired from Ms. Kwan Shuk Yee, a director of the Company, at a consideration of $0.13 (equivalent to HK$1) on November 11, 2024.

The Company and its subsidiaries (collectively, the “Group”) operates established hotpot restaurants in Hong Kong.

Reorganization

A reorganization of the legal structure of the Group (the “Reorganization”) was completed on July 24, 2024. Prior to the Reorganization, A-One President Limited, Topwell Gold Limited and Million Great International Limited, the operating subsidiaries of the Group, were wholly owned and controlled by Happy City Group Limited, which was controlled by Jantin Investments Group Limited that was beneficially owned and controlled by Mr. Lam Tak Shing and Ms. Kwan Shuk Yee. As part of the Reorganization, the Company was incorporated under the laws of the British Virgin Islands on July 4, 2024 as a wholly owned subsidiary of Happy City Group Limited. On July 24, 2024, Happy City Group Limited transferred all of its ordinary shares in A-One President Limited, Topwell Gold Limited and Million Great International Limited to the Company. Consequently, the Company became the holding company of A-One President Limited, Topwell Gold Limited and Million Great International Limited on July 24, 2024. On August 29, 2024, Happy City Ventures Pte. Ltd. was incorporated in Singapore as a wholly owned subsidiary of the Company. The Company and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling stockholders before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

On August 14, 2024, the Company effectuated a share split of its issued and outstanding shares at a ratio of 4,000,000 for one (the “1st Share Split”), so that there were 4,000,000 ordinary shares issued and outstanding post-1st Share Split. On the same date of its 1st Share Split, the Company allotted 2,000,000 ordinary shares in aggregate to a group of investors at the consideration of US$0.375 per share.

On September 13, 2024, the Company effectuated a further share split of its issued and outstanding shares at a ratio of 3 for one (the “2nd Share Split”, together with 1st Share Split, the “Share Split”), so that there were 18,000,000 ordinary shares issued and outstanding post-2nd Share Split. From a British Virgin Islands legal perspective, the Share Split does not have any retroactive effect on our shares prior to the effective date.

On March 4, 2025, the Company’s stockholders resolved to reclassify the Company’s authorized share capital from unlimited number of shares without par value into unlimited number of Class A Ordinary Shares, each having one (1) vote per share and Class B Ordinary Shares without par value, each having 20 votes per share (the “Share Redesignation”). Pursuant to the Share Redesignation, the 18,000,000 authorized and issued shares held by the nine stockholders were redesignated into 6,000,000 Class A Ordinary Shares and 12,000,000 Class B Ordinary Shares in aggregate.

Initial Public Offering

On June 23, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Dominari Securities LLC, as representative of the underwriters named on Schedule A thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,110,000 Class A Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of US$5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 165,000 Class A Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class A Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

On June 24, 2025, the Company was listed on the Nasdaq Capital Market following the completion of its share offering. The Company began trading under the ticker symbol “HCHL” on this date. On June 25, 2025, the Company closed its initial public offering of 1,100,000 Class A Ordinary Shares. On July 7, 2025, the underwriters to the Company’s initial public offering further exercised the over-allotment option partially to purchase an additional 112,000 Class A Ordinary Shares. The closing for the sale of the over-allotment shares took place on July 11, 2025. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$5,156,433.

The accompanying consolidated financial statements reflect the activities of Happy City Holdings Limited and the following entities:

Name of subsidiaries	Date of incorporation	Jurisdiction of formation	Percentage of direct/indirect economic ownership	Principal activities
A-One President Limited	January 24, 2020	Hong Kong	100%	Hotpot restaurant
Topwell Gold Limited	October 18, 2019	Hong Kong	100%	Hotpot restaurant
Million Great International Limited	June 18, 2021	Hong Kong	100%	Hotpot restaurant
Happy City Ventures Pte. Limited	August 29, 2024	Singapore	100%	Inactive
East Harmony Limited	June 26, 2024	Hong Kong	100%	Hotpot restaurant
Asia Virtue Limited	April 22, 2024	Hong Kong	100%	Inactive